GOING CONCERN AND MANAGEMENTS' PLAN (Details) (USD $)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
GOING CONCERN AND MANAGEMENT'S PLAN [Abstract]
Net Loss	$ (180,164)	$ (237,659)	$ (827,295)	$ (1,776,527)
Accumulated deficit	2,783,986			2,603,822
Working capital deficit	$ 474,482			$ 1,281,043